ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	September 30, 2024	September 30, 2023
Accrued salary	$130,824	$120,925
Amount due to third parties*	213,207	195,699
Total	$344,031	$316,624

*	The amount due to third parties primarily represented the accrued audit fee and rent payable.